Income Taxes - Reconciliation of Tax Rates (Details)	12 Months Ended
	May 31, 2025	May 31, 2024
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Derivative loss	4.80%	(0.10%)
Non-deductible debt issuance costs	(2.30%)	(7.10%)
Non-deductible interest on convertible notes	24.80%	(2.00%)
Non-deductible loss on induced conversion	6.60%	(2.80%)
Non-deductible debt discount amortization	2.30%	(0.50%)
Stock Compensation	6.20%	(7.20%)
NOL expiration	1.50%	0.00%
Other	0.00%	(1.20%)
Valuation allowance	(64.90%)	(0.10%)
Total provision for income taxes	0.00%	0.00%